Stock-Based Compensation Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-Based Compensation Plan

6. Stock-Based Compensation Plan

As of September 30, 2013, the Company has only granted stock options settleable in shares. Stock options can be granted with an exercise price less than, equal to or greater than the stock’s fair value at the date of grant. The awards have various terms and vest at various times from the date of grant, with most options vesting in tranches generally over four years. All options expire 10 years after the date of grant. At September 30, 2013, there were 4,923,771 shares available for the Company to grant under the 2013 Equity Incentive Plan.

The grant-date fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. The weighted average assumptions for grants made during the nine months ended September 30, 2013 are provided in the following table. Because the Company’s shares were not publicly traded during those periods prior to August 9, 2013 and its shares were rarely traded privately, expected volatility is estimated based on the average historical volatility of similar entities with publicly traded shares. The risk-free rate for the expected term of the option is based on the U.S. Treasury yield curve at the date of grant. Expense is recognized using the straight-line attribution method.

The following is a summary of the weighted average assumptions used in the valuation of stock-based awards under the Black-Scholes model:

Nine Months Ended September 30, 2013
Dividend yield	0.00%
Volatility	53.86%
Expected term (years)	6.43
Risk-free interest rate	1.37%

Stock option activity during the periods indicated is as follows:

	Number of shares subject to options	Weighted average exercise price per share	Weighted average remaining contractual term	Aggregate intrinsic value
Balance at December 31, 2012	3,290,039	$2.40	8.08	$23,030
Granted	1,072,651	12.72
Exercised	(629,850)	1.47
Forfeited	(90,144)	5.56
Expired	(625)	8.00

Balance at September 30, 2013	3,642,071	$5.51	8.10	$102,685
Exercisable at September 30, 2013	887,299	$1.58	6.96	$29,804

The weighted average grant date fair value of options granted during the nine months ended September 30, 2013 was $6.74. The total intrinsic value of options exercised during the nine months ended September 30, 2013 was $21,226.

The Company recorded stock-based compensation expense related to options of $1,321 and $624 during the nine months ended September 30, 2013 and 2012, respectively. At September 30, 2013, there was $6,750 of total unrecognized compensation cost related to unvested stock options granted under the Plan. That cost is expected to be recognized over a weighted average period of 2.34 years.

On June 13, 2012, 573,941 of stock options were exercised prior to vesting pursuant to an early exercise feature. The proceeds from the transaction were recorded as a liability within accrued and other current liabilities and other liabilities, non-current. During the nine months ended September 30, 2013, 255,572 of these options vested and the portion of the liability related to the vesting options was reclassified to the Company’s stockholders’ equity. The remainder will be reclassified to stockholders’ equity as the Company’s repurchase rights lapse as the options vest.

Common Stock Valuations

In addition to the values derived from the valuation models, management and the Company’s Board of Directors also considered relevant market activity including the then anticipated Initial Public Offering (IPO), and other recent events, including the July 2011 transaction described below in evaluating the estimate of fair value per share for stock options granted during 2011 and 2012. As a result, the Company recorded additional stock-based compensation expense of $775 and $868 during the nine months ended September 30, 2013 and 2012, respectively based on subsequent increases to the Company’s initial estimate of fair value. At September 30, 2013, there was $1,358 of unrecognized compensation cost related to the revised estimated fair value of stock at grant dates included in total unrecognized compensation cost.

8. Stock-Based Compensation Plan

In 1999, the Company adopted a Stock Incentive Plan (the “Plan”) pursuant to which the Company’s Board of Directors may grant stock options or nonvested shares to officers and key employees. The Plan was amended in April 19, 2000 to increase the number of incentive stock and restricted stock (collectively the “Stock”) authorized to be issued under the Plan (the “Stock Pool”) from 600,000 to 4,050,000. The Plan was subsequently amended on April 1, 2001 to increase the Stock Pool to 6,331,250, on March 12, 2007 to increase the Stock Pool to 10,901,635, on March 11, 2011 to increase the Stock Pool to 14,783,135, and on July 15, 2011 to increase the Stock Pool to 15,854,691. To date, the Company has only granted stock options settleable in shares. Stock options can be granted with an exercise price less than, equal to or greater than the stock’s fair value at the date of grant. The awards have various terms and vest at various times from the date of grant, with most options vesting in tranches generally over four years. All options expire 10 years after the date of grant.

At December 31, 2012, there were 2,038,985 shares available for the Company to grant under the Plan. The grant-date fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. The weighted average assumptions for 2012 and 2011 grants are provided in the following table. Because the Company’s shares are not publicly traded and its shares are rarely traded privately, expected volatility is estimated based on the average historical volatility of similar entities with publicly traded shares. The risk-free rate for the expected term of the option is based on the U.S. Treasury yield curve at the date of grant. Expense is recognized using the straight-line attribution method.

The following is a summary of the weighted average assumptions used in the valuation of stock-based awards under the Black-Scholes model:

	Year ended December 31,
	2011	2012
Dividend yield	0.00%	0.00%
Volatility	54.01%	54.28%
Expected term (years)	6.38	6.49
Risk-free interest rate	2.47%	0.97%

Stock option activity during the periods indicated is as follows:

	Number of shares subject to option	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Balance at January 1, 2011	742,071	$0.52	7.25	$950
Granted	2,766,284	1.96
Exercised	(211,995)	0.20
Forfeited	(178,843)	1.72
Expired	(150)	2.40

Balance at December 31, 2011	3,117,367	1.76	8.79	19,452
Granted	396,625	6.76
Exercised	(118,842)	0.56
Forfeited	(105,111)	2.56

Balance at December 31, 2012	3,290,039	2.40	8.08	23,030

Exercisable at December 31, 2012	318,688	$0.56	5.33	$2,817

The weighted average grant date fair value of options granted during the years ended December 31, 2011 and 2012 was $2.60 and $4.68, respectively. The total intrinsic value of options exercised during the years ended December 31, 2011 and 2012 was $1,192 and $891.

The Company recorded stock-based compensation expense related to options of $554 and $862 as of December 31, 2011 and 2012, respectively, exclusive of the additional stock-based compensation expense related to the increases to the Company’s estimates of fair value per share, discussed below.

A summary of the status of the Company’s nonvested stock options as of December 31, 2012, and changes during the years ended December 31, 2012, is presented below:

	Number of shares subject to option	Weighted average grant-date fair value
Balance at January 1, 2012	2,813,783	$2.48
Granted	396,000	4.68
Vested	(136,881)	0.84
Forfeited	(102,188)	2.76

Balance at December 31, 2012	2,970,714	$2.84

At December 31, 2012, there was $4,904 of total unrecognized compensation cost related to unvested stock options granted under the Plan. That cost is expected to be recognized over a weighted average period of 1.79 years. The total fair value of shares vested during the years ended December 31, 2011 and 2012 was $43 and $113, respectively.

On June 13, 2012, 573,941 of shares subject to option were exercised prior to vesting pursuant to an early exercise feature. The proceeds from the transaction are recorded as a liability within accrued and other current liabilities and other liabilities, non-current. These will be reclassified to common stock as the Company’s repurchase rights lapse.

Common Stock Valuations

The fair value of the common stock underlying the stock options was determined by the board of directors, which intended all options granted to be exercisable at a price per share not less than the per share fair value of the common stock underlying those options on the date of grant. The valuations of the common stock were determined in accordance with the guidelines outlined in the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation and Internal Revenue Service Revenue Ruling 59-60. The assumptions the Company used in the valuation model were based on future expectations combined with management judgment. In the absence of a public trading market, the board of directors with input from management exercised significant judgment and considered numerous objective and subjective factors to determine the fair value of the common stock as of the date of each option grant, including the following factors:

•	contemporaneous independent valuations performed at periodic intervals by an unrelated third-party valuation specialist;

•	the nature of the business and its history since inception;

•	the economic outlook in general and the condition and outlook of the specific industry;

•	the book value of the stock and the financial condition of the business;

•	the operating and financial performance and forecast;

•	whether or not the Company has goodwill or other intangible values;

•	recent sales of the common stock;

•	the prices, rights and privileges of the preferred stock relative to the common stock;

•	the hiring of key personnel;

•	present value of estimated future cash flows;

•

the likelihood of achieving a liquidity event for the shares of common stock underlying these stock options, such as an initial public offering or sale of the company, given prevailing market condition and the nature and history of the business;

•	illiquidity of stock-based awards involving securities in a private company;

•	the market performance of comparable publicly traded technology companies; and

•	the U.S. and global capital market conditions.

In addition to the values derived from the valuation models, management and the Company’s board of directors also considered relevant market activity and recent transactions, including the July 2011 transaction (note 9(c)) in evaluating the estimate of fair value per share for stock options granted during 2011 and 2012. As a result, the Company recorded additional stock-based compensation expense of $887 and $1,173 in the years ended December 31, 2011 and 2012 based on increases to the Company’s estimate of fair value. At December 31, 2012, there was $2,573 of total unrecognized compensation cost related to the revised estimated fair value of stock at grant dates. The following table summarizes the option grants from January 1, 2011 through December 31, 2012 and includes the revised fair value per share at grant date and related revised intrinsic value per share.

Grant date	Number of shares subject to option	Per share exercise price	Common stock fair value per share at grant date	Intrinsic value per share
1/21/2011	45,375	$1.80	$3.60	$1.80

3/11/2011	2,605,909	1.80	3.60	1.80

12/29/2011	115,000	5.96	8.00	2.04

3/19/2012	45,750	5.96	8.00	2.04

6/11/2012	194,625	5.96	8.00	2.04

7/24/2012	75,750	8.00	8.00	—

10/15/2012	80,500	8.00	9.00	1.00

Restricted Shares

On June 26, 2007, the Company granted options to purchase 4,363,950 shares of common stock per share with an exercise price of $0.01 per share equal to the fair market value per share of the common shares at the time of grant. These options, which were subject to certain performance vesting requirements, were early exercised, but continued to vest according to the original vesting terms.

In January 2011, management concluded that the performance vesting requirements had been met and the remaining 1,090,988 unvested shares were fully vested. Compensation expense relating to these shares was insignificant.